Schedule of Loans Payable (Details) - USD ($)	Dec. 31, 2020	Sep. 30, 2020
Defined Benefit Plan Disclosure [Line Items]
Loan payable	$ 382,257	$ 359,549
Tang Junsheng [Member]
Defined Benefit Plan Disclosure [Line Items]
Loan payable	321,096	308,185
Others [Member]
Defined Benefit Plan Disclosure [Line Items]
Loan payable	$ 61,161	$ 51,364